Consolidated Balance Sheets - USD ($) $ in Millions	Sep. 30, 2018	Jun. 30, 2018	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Assets
Fixed maturity investments, trading at fair value (Amortized cost 2018: $1,984.2; 2017: $2,195.3)	$ 1,979.6		$ 2,180.0			$ 2,891.6
Short-term investments, at fair value (Amortized cost 2018: $758.5; 2017: $625.3)	760.0		625.0			538.0
Equity securities, trading at fair value (Cost 2018: $406.4; 2017: $275.1)	430.4		299.2			123.0
Other long-term investments, at fair value (Cost 2018: $320.0; 2017: $255.5)	349.0		269.5			124.8
Cash	106.5		215.8			137.1
Restricted cash	15.0		14.8
Total investments and cash	3,640.5		3,604.3			3,814.5
Accrued investment income	12.1		14.1			19.0
Insurance and reinsurance premiums receivable	762.5		543.6			394.6
Reinsurance recoverable on unpaid losses	349.0		319.7			291.5
Reinsurance recoverable on paid losses	29.8		17.5			17.1
Funds held by ceding companies	180.0		153.2			100.0
Ceded unearned insurance and reinsurance premiums	191.2		106.6			101.1
Deferred acquisition costs	152.8		120.9			84.7	$ 74.6	$ 69.9
Deferred tax asset	197.7		244.1			279.1
Accounts receivable on unsettled investment sales	0.1		0.3
Goodwill	400.7		401.0
Intangible assets	207.5		216.3			5.0
Other assets	134.8		82.0			59.9
Total assets	6,258.7		5,823.6			5,166.5
Liabilities
Loss and loss adjustment expense reserves	1,891.0	$ 1,827.1	1,898.5	$ 1,916.7	$ 1,659.3	1,620.1	1,644.4	1,809.8
Unearned insurance and reinsurance premiums	766.9		506.8			398.0
Ceded reinsurance payable	239.2		139.1			99.6
Funds held under reinsurance treaties	105.4		73.4			63.4
Deferred tax liability	256.9		282.2			239.7
Debt	697.7		723.2			396.2
Accounts payable on unsettled investment purchases	18.1		0.3			7.6
Other liabilities	200.6		176.8			102.5
Total liabilities	4,175.8		3,800.3			2,927.1
Commitments and Contingencies (See Note 18)
Mezzanine equity
Series A redeemable preference shares	108.8		106.1
Common shareholder's equity
Common shares (shares issued and outstanding: 120,000,000)	1.2		1.2			1.2
Additional paid-in surplus	1,199.3		1,197.9			1,184.6
Retained earnings	970.2		858.4			1,014.5
Accumulated other comprehensive (loss)	(197.7)	(202.4)	(140.5)	(138.7)	(165.0)	(212.2)	(146.1)	(51.1)
Total common shareholder's equity	1,973.0		1,917.0	1,901.0		1,988.1
Non-controlling interests	1.1	$ 1.0	0.2	(0.3)	$ 250.2	251.3	250.1	$ 250.0
Total equity	1,974.1		1,917.2	$ 1,900.7		2,239.4	$ 2,209.2
Total liabilities, mezzanine equity, and equity	$ 6,258.7		$ 5,823.6			$ 5,166.5